SUMMARY OF PREPAID EXPENSES AND DEPOSITS (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Prepaid Expenses And Deposits
Prepaid expenses	$ 191,322	$ 18,246	$ 7,067
Deposits on inventory	475,458	56,261	111,302
Deposits	10,694	7,067
Total	$ 677,474	$ 81,574	$ 118,369